Loans and other liabilities	12 Months Ended
Dec. 31, 2023
Loans and other liabilities
Loans and other liabilities
13	Loans and other liabilities

This Note provides information about the contractual terms of the Group’s interest-bearing loans and borrowings. For more information about the Group’s exposure to interest rate, foreign currency and liquidity risk, see Note 29.

(a)	The loans and other liabilities are as follows:

	2023	2022
	US$ in millions
Non-current liabilities
Loans from financial institutions	15.0	25.0
Other loans and liabilities	47.1	53.2
Derivative instrument	11.5	13.7
	73.6	91.9

Current liabilities
Current portion of loans from financial institution	10.0	10.0
Current portion of other loans and liabilities	6.2	33.1
	16.2	43.1

Short-term borrowings	32.0	53.0
	48.2	96.1

See Note 29 with respect to the contractual maturities of financial liabilities and the Group’s exposure to interest rate risk. See also Note 8(b) with respect to lease liabilities.

Securing assets

As security for certain long-term bank loans and other long-term loans and liabilities, liens have been registered on certain assets, including the insurance rights and the generated revenues related to such assets.

(b)	Terms and debt repayment schedule

Terms and conditions of outstanding loans are as follows:

	December 31, 2023
		Effective	Year of		Carrying
	Currency	interest (1)	Maturity	Face value	Amount
				US $ in millions
Long-term loans	US$	6.6% (2)	2025-2030	77.0	77.0
Long-term liabilities	US$		2024-2032	12.8	12.8
Short-term credit from banks	US$	6.6%	2024	32.0	32.0
				121.8	121.8

	December 31, 2022
		Effective	Year of		Carrying
	Currency	interest (1)	maturity	Face value	amount
				US $ in millions
Long-term loans	US$	7.6% (2)	2023-2030	119.4	119.4
Long-term liabilities	US$		2023-2032	15.6	15.6
Short-term credit from banks	US$	5.9%	2023	53.0	53.0
				188.0	188.0

See also Note 8(b) with respect to lease liabilities.

(1)
The effective interest rate is the rate that discounts estimated future cash payments or receipts through the contractual life of the financial instrument to its net carrying amount, and it does not necessarily reflect the contractual interest rate.

(2)	Weighted average.

(c)	Financial covenants

As at December 31, 2023, the Company complies with all its covenants. According to these Consolidated Financial Statements, the Company’s liquidity, as defined in the related agreements, amounts to US$ 2,676.9 million (Minimum Liquidity required is US$ 250 million).

(d)	Movement in liabilities deriving from financing activities

	Loans and other liabilities		Lease liabilities
Balance as at January 1, 2023	188.0		4,159.5

Changes related to financing cash flows:
Repayment of borrowings and
lease liabilities	(21.2)		(1,691.9)
Change in short-term loans	(21.0)

Additional leases			2,453.0
Modifications			(28.0)
Other changes	(24.0	)(*)	(3.8)

Balance as at December 31, 2023	121.8		4,888.8

(*) Mainly related to expiration of repurchase options in a sale and lease-back transactions accounted as a secured borrowing (see also Note 24(b)).

	Loans and other liabilities	Lease liabilities
Balance as at January 1, 2022	251.5	3,071.7

Changes related to financing cash flows:
Receipt of long-term loans and other
long-term liabilities	59.2
Repayment of borrowings and
lease liabilities	(92.2)	(1,357.2)
Change in short-term loans	(53.5)

Additional leases		2,207.0
Modifications		241.2
Other changes (*)	23.0 (*)	(3.2)

Balance as at December 31, 2022	188.0	4,159.5

(*) Mainly includes discount amortization, adjustments in respect of estimated cashflows and accrual of PIK interest.